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                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [X]; Amendment Number: 1

This Amendment(Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Teachers Insurance and Annuity Association of America
Address: 730 Third Ave
         New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Edward Grzybowski
Title: Chief Investment Officer
Phone: 212-916-4343





Signature, Place, and Date of Signing:

Edward Grzybowski             New York, NY                  November 13, 2006
--------------------------------------------------------------------------------


Report Type(Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report





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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       3
Form 13F Information Table Entry Total:  27
Form 13F Information Table Value Total:  $169,158(thousands)

List of Other Included Managers:
No.     13F File Number                    Name
---     ---------------                    ----
01      28-4800                            Teachers Advisors, Inc.
02      28-3194                            TIAA-CREF Investment Management LLC
03      28-5057                            TIAA-CREF Trust Company

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                                                     FORM 13F INFORMATION TABLE
                             TITLE OF               VALUE     SHARES/  SH/   PUT/  INVSTMT  OTHER              VOTING    AUTHORITY
NAME OF ISSUER                CLASS    CUSIP       (X$1000)   PRN AMT  PRN   CALL  DSCRETN  MANAGERS  SOLE            SHARED    NONE

AKAMAI TECHNOLOGIES            COM     00971T101    19,953    399,143  SH           DEFINED 01                399,143      0       0
ALDERWOODS                     COM     014383103    46,249  2,332,253  SH           DEFINED 01              2,332,253
AMKOR TECHNOLOGY               PREF    031652100     1,160    286,486  SH           DEFINED 01                286,486
ARBINET-THEXCHANGE, INC        COM     03875P100     1,667    319,360  SH           DEFINED 01                319,360
AVICI SYSTEMS INC              COM     05367L802         7        850  SH           DEFINED 01                    850
BLOUNT INTERNATIONAL           COM     095180105     2,185    218,105  SH           DEFINED 01                218,105
CABELA'S INCORPORATED SER A    COM     126804301     7,630    351,137  SH           DEFINED 01                351,137
CBS CORP CLASS B               COM     124857202     7,463    264,938  SH           DEFINED 01                264,938
CNET NETWORKS, INC.            COM     12613R104       156     16,307  SH           DEFINED 01                 16,307
CONSECO  INC                   COM     208464883     1,995     95,053  SH           DEFINED 01                 95,053
COTHERUX, INC.                 COM     22163T103       221     31,315  SH           DEFINED 01                 31,315
CRITICAL THERAPEUTICS          COM     22674T105     1,026    427,524  SH           DEFINED 01                427,524
EQUITY OFFICE PPTY             COM     294741103         0          1  SH           DEFINED 01                      1
EXELIXIS INC                   COM     30161Q104       147     16,890  SH           DEFINED 01                 16,890
LEADIS TECHNOLOGY, INC         COM     52171N103       155     39,298  SH           DEFINED 01                 39,298
LEVEL 3 COMMUNICATIONS         COM     527269N100   33,888  6,287,137  SH           DEFINED 01              6,287,137
LUCENT TECHNOLOGIES            COM     549463107       487    208,295  SH           DEFINED 01                208,295
PRUDENTIAL FINANCIAL INC       COM     744320102     1,700     22,296  SH           DEFINED 01                 22,296
MONOGRAM BIOSCIENCES INC       COM     60975U108       121     78,849  SH           DEFINED 01                 78,849
PARAMETRIC TECHNOLOGY          COM     699173209        26      1,477  SH           DEFINED 01                  1,477
RCN CORP                       COM     749361200     4,601    162,586  SH           DEFINED 01                162,586
SEALY CORPO                    COM     812139301    23,244  1,779,813  SH           DEFINED 01              1,779,813
SOLEXA, INC.                   COM     83420X105       768     87,127  SH           DEFINED 01                 87,127
VERIZON COMMUNICATIONS INC     COM     92343V104       163      4,395  SH           DEFINED 01                  4,395
VIACOM INC CLASS B             COM     92553P201     9,803    264,938  SH           DEFINED 01                264,938
WASHINGTON GRP INT'L           COM     938862208     4,142     70,372  SH           DEFINED 01                 70,372
WORLDSPACE                     COM     981579105       198     57,800  SH           DEFINED 01                 57,800


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